Morgan Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

September 30, 2008

VIA EDGAR

US Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re: The Advisors' Inner Circle Fund II: Post-Effective Amendment No. 81 (File Nos. 033-50718 and 811-07102) Filing Pursuant to Rule 485(a)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, and the Investment Company Act of 1940, Post-Effective Amendment No. 81 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto (PEA No.81). The purpose of PEA No. 81 is to make non-material changes to the Trust's Hancock Horizon Diversified International and Hancock Horizon Quantitative Long/Short Funds' Prospectuses and Statement of Additional Information.

I hereby certify that PEA No. 81 does not contain disclosure that renders it ineligible to be filed under Rule 485(b). If you have any questions regarding PEA No. 81, please do not hesitate to contact me at (215) 963-5037.


Sincerely,


Timothy W. Levin
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/s/ Timothy W. Levin